Income Tax - Schedule of Statutory Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Owned, Federal Income Tax Note [Line Items]
Statutory Tax Rate in Israel	$ (17,666)	$ (12,391)	$ (14,056)
Statutory Tax Rate in Israel, percent	(23.00%)	(23.00%)	(23.00%)
U.S.
Changes in valuation allowances	$ 15,158	$ 7,725	$ 8,368
Changes in valuation allowances, percentt	19.80%	14.30%	13.70%
Difference resulting from the measurement basis for tax purposes	$ (5,507)
Difference resulting from the measurement basis for tax purposes, percent	(7.20%)
Other	$ 218	$ 96	$ 462
Other, percent	0.30%	0.20%	0.70%
Stock based compensation	$ 661	$ 1,248	$ 1,326
Stock based compensation, percent	0.90%	2.30%	2.20%
Effective Tax Rate	$ (1,792)	$ (358)	$ (339)
Effective Tax Rate, percent	(2.30%)	(0.70%)	(0.50%)
UNITED STATES
Investments, Owned, Federal Income Tax Note [Line Items]
Statutory Tax Rate in Israel, percent	(21.00%)
U.S.
Changes in valuation allowances	$ (1,071)	$ 506	$ 344
Changes in valuation allowances, percentt	(1.40%)	1.00%	0.60%
Goodwill impairment			$ 1,482
Goodwill impairment, percent			2.40%
Change in Earn out liability	$ 1		$ (942)
Change in Earn out liability, percent			(1.50%)
Other	$ 87	$ 283	$ 168
Other, percent	0.10%	0.50%	0.30%
Korea [Member]
U.S.
Changes in valuation allowances	$ 3,917	$ 2,733	$ 1,722
Changes in valuation allowances, percentt	5.10%	5.10%	2.80%
Difference resulting from the measurement basis for tax purposes	$ 1,301	$ (1,559)
Difference resulting from the measurement basis for tax purposes, percent	1.70%	(2.90%)
Nontaxable or Nondeductible Items	$ 706	$ 664	$ 398
Nontaxable or Nondeductible Items, percent	0.90%	1.20%	0.70%
Other	$ 403	$ 337	$ 389
Other, percent	0.50%	0.60%	0.60%